UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment           [X] Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

This filing lists securities holdings reported on a form 13F filed on September 30, 2002 pursuant to a request for confidential treatment for which confidential treatment expired on December 31, 2002.

Institutional Investment Manager Filing this Report:

Name:    UBS O'Connor LLC
Address: 1 North Wacker, 32nd Floor
         Chicago, IL 60606

13F File Number:   28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: JAMES M. HNILO
Title: DIRECTOR OF COMPLIANCE
Phone: (312) 525-5243
Signature, Place, and Date of Signing:

/s/ JAMES M. HNILO, CHICAGO, IL   December 30, 2002


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  5
                                         -

Form 13F Information Table Value Total:  32,699,000
                                         ----------


List of Other Included Managers:  None


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

-----------------------------------------------------------------------------------------------------------------
                           TITLE/                VALUE    SHRS OR    SHR/         INVEST          VOTING
  NAME OF ISSUER           CLASS      CUSIP     (X1000)   PRN AMT    PRN    OPT   DISCRT   SOLE   SHARED    OTHER
-----------------------------------------------------------------------------------------------------------------
BELLSOUTH CORP              COM     79860102     4619     251600     SH           DEFINED   0     251600      0
BELLSOUTH CORP              COM     79860102     2950      2500      SH     PUT   DEFINED   0      2500       0
MONSANTO CO NEW             COM     61166W101    2443     159774     SH           DEFINED   0     159774      0
SBC COMMUNICATIONS INC      COM     78387G103    15075    750000     SH           DEFINED   0     750000      0
SBC COMMUNICATIONS INC      COM     78387G103    7612      7500      SH     PUT   DEFINED   0      7500       0

                          TOTAL MARKET VALUE = $32,699,000.00
